SEGMENT AND GEOGRAPHICAL INFORMATION (Summary of Operating Results by Segment) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenue		$ 483,310	$ 431,542	$ 324,977
Labor Costs	[1]	429,755	371,027	282,642
Depreciation and amortization		2,371	2,679	2,454
Other costs and expenses		55,085	47,265	45,115
Net income (loss)		(3,901)	10,571	(5,234)
Goodwill		633	668	646
Total assets		185,782	197,096	184,633
Unallocated Corporate [Member]
Segment Reporting Information [Line Items]
Revenue		0	0	0
Labor Costs	[1]	1,324	1,091	1,174
Depreciation and amortization		68	5	71
Other costs and expenses		2,472	2,215	1,676
Net income (loss)		(3,864)	(3,311)	(2,921)
Goodwill		0	0	0
Total assets		19,791	17,740	8,698
Airport security [Member]
Segment Reporting Information [Line Items]
Revenue		362,799	309,335	224,037
Labor Costs	[1]	338,326	284,083	201,371
Depreciation and amortization		678	904	779
Other costs and expenses		25,612	21,771	20,759
Net income (loss)		(1,817)	2,577	1,128
Goodwill		633	668	646
Total assets		80,422	81,733	82,016
Other aviation related services [Member]
Segment Reporting Information [Line Items]
Revenue		74,526	66,463	53,954
Labor Costs	[1]	63,105	56,346	47,144
Depreciation and amortization		354	307	286
Other costs and expenses		10,513	9,796	8,753
Net income (loss)		554	14	(2,229)
Goodwill		0	0	0
Total assets		18,832	19,325	25,072
Authentication Technology Member
Segment Reporting Information [Line Items]
Revenue		45,985	55,744	46,986
Labor Costs	[1]	27,000	29,507	32,953
Depreciation and amortization		1,271	1,463	1,318
Other costs and expenses		16,488	13,483	13,927
Net income (loss)		1,226	11,291	(1,212)
Goodwill		0	0	0
Total assets		$ 66,737	$ 78,298	$ 68,847

[1]	Labor costs includes employee payroll, share-based compensation, bonus, and employee benefits, insurances and other.